Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities (Note 16):
Net income (loss)	¥ (816,144)	¥ 85,597	¥ (170,667)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	338,112	367,263	298,270
Net gain on sale of investments	(5,822)	(11,318)	(5,137)
Provision for doubtful receivables	12,162	4,392	10,862
Deferred income taxes (Note 11)	(59,439)	14,100	83,686
Write-down of investment securities (Notes 4 and 5)	16,636	27,539	6,944
Impairment losses on long-lived assets and goodwill (Notes 7 and 8)	563,161	34,692	83,004
Cash effects of changes in, excluding acquisition:
Trade receivables	24,228	83,333	(119,966)
Inventories	38,117	(54,659)	100,576
Other current assets	17,130	(181)	24,151
Trade payables	(103,788)	(12,826)	83,719
Accrued income taxes	(7,473)	13,038	6,706
Accrued expenses and other current liabilities	(9,089)	(24,374)	102,743
Retirement and severance benefits	(29,374)	(38,400)	(8,655)
Deposits and advances from customers	(14,547)	607	(7,368)
Other, net	(761)	(19,608)	33,465
Net cash provided by (used in) operating activities	(36,891)	469,195	522,333
Cash flows from investing activities (Note 16):
Proceeds from sale of short-term investments			6,442
Purchase of short-term investments			(6,369)
Proceeds from disposition of investments and advances	104,542	87,229	61,302
Increase in investments and advances	(6,945)	(8,873)	(8,855)
Capital expenditures	(456,468)	(420,921)	(375,648)
Proceeds from disposals of property, plant and equipment	53,333	152,663	117,857
Decrease in time deposits, net	30,952	19,005	99,274
Purchase of shares of newly consolidated subsidiaries, net of acquired companies' cash and cash equivalents (Note 2)			(174,808)
Other, net	(28,416)	(32,048)	(42,854)
Net cash used in investing activities	(303,002)	(202,945)	(323,659)
Cash flows from financing activities (Note 16):
Increase (decrease) in short-term debt, net	362,128	(34,034)	(3,360)
Proceeds from long-term debt	828	505,123	53,172
Repayments of long-term debt	(370,052)	(201,906)	(54,780)
Dividends paid to Panasonic Corporation shareholders (Note 12)	(21,912)	(20,704)	(25,883)
Dividends paid to noncontrolling interests	(11,642)	(12,583)	(14,619)
Repurchase of common stock (Note 12)	(436)	(432)	(72)
Sale of treasury stock (Note 12)	73	17	23
Purchase of noncontrolling interests	(10,640)	(589,910)	(11,095)
Other, net	(1,441)	(198)	(359)
Net cash used in financing activities	(53,094)	(354,627)	(56,973)
Effect of exchange rate changes on cash and cash equivalents	(7,428)	(46,709)	(5,656)
Net increase (decrease) in cash and cash equivalents	(400,415)	(135,086)	136,045
Cash and cash equivalents at beginning of year	974,826	1,109,912	973,867
Cash and cash equivalents at end of year	¥ 574,411	¥ 974,826	¥ 1,109,912